Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	385,664	385,664
Common stock, shares outstanding	385,664	385,664
Pro forma
Common stock, shares authorized	200,000,000
Common stock, shares issued	22,438,899
Common stock, shares outstanding	22,438,899
Series B-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	655,000	655,000
Preferred Stock, shares issued	448,060	0
Preferred Stock, shares outstanding	448,060	0
Series B-2 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series B Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	980,000	980,000
Preferred Stock, shares issued	701,235	701,235
Preferred Stock, shares outstanding	701,235	701,235
Series B Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-1 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	1,000,000	1,000,000
Preferred Stock, shares issued	939,612	939,612
Preferred Stock, shares outstanding	939,612	939,612
Series A-1 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-2 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	983,213	983,213
Preferred Stock, shares issued	983,208	983,208
Preferred Stock, shares outstanding	983,208	983,208
Series A-2 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-3 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	142,230	142,230
Preferred Stock, shares issued	142,227	142,227
Preferred Stock, shares outstanding	142,227	142,227
Series A-3 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-4 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	4,000	4,000
Preferred Stock, shares issued	3,998	3,998
Preferred Stock, shares outstanding	3,998	3,998
Series A-4 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-5 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	7,000	7,000
Preferred Stock, shares issued	6,443	6,443
Preferred Stock, shares outstanding	6,443	6,443
Series A-5 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0
Series A-6 Convertible Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	800,000	800,000
Preferred Stock, shares issued	682,958	496,111
Preferred Stock, shares outstanding	682,958	496,111
Series A-6 Convertible Preferred Stock | Pro forma
Preferred Stock, shares issued	0
Preferred Stock, shares outstanding	0